UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-10337

          BlackRock New York Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Municipal Income Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock New York Municipal Income Trust (BNY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—154.6%
			Multi-State—11.0%
			Charter Mac Equity Issuer Trust,
A3	$ 6,000	[3]	Ser. A-2, 6.30%, 6/30/49	No Opt. Call	$ 6,294,360
Baa1	5,500	[3]	Ser. B-1, 6.80%, 11/30/50	No Opt. Call	5,847,325
			MuniMae TE Bond Subsidiary, LLC,
A3	6,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	6,294,360
Baa1	3,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,208,650

					21,644,695

			New York—127.3%
			Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj.,
NR	910		Ser. A, 7.00%, 5/01/25	05/15 @ 102	899,162
NR	590		Ser. A, 7.00%, 5/01/35	05/15 @ 102	574,890
AAA	8,000		Convention Ctr. Dev. RB, Hotel Unit Fee Secured, 5.00%, 11/15/44, AMBAC	11/15 @ 100	8,202,560
			Dorm. Auth. RB,
AA-	1,765	[4]	City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	1,879,425
AA	4,335		Mem. Sloan Kettering Proj., Ser. 1, 5.00%, 7/01/35	07/16 @ 100	4,447,277
AAA	5,605		Mental Hlth. Svcs. Facs Impt-B, 5.00%, 2/15/35, AMBAC	02/15 @ 100	5,789,629
BB+	6,000		Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	6,084,300
AAA	9,000		New Sch. Univ. Proj., 5.00%, 7/01/41, MBIA	07/11 @ 100	9,160,200
AAA	5,000		New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	5,089,000
A-	2,000		No. Shore Long Island Jewish Grp. Proj., 5.375%, 5/01/23	05/13 @ 100	2,085,320
A-	2,000		No. Shore Long Island Jewish Grp. Proj., 5.50%, 5/01/33	05/13 @ 100	2,102,020
AA-	13,025		Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	14,264,980
A-	5,000		Long Island Pwr. Auth. RB, Ser. B, 5.00%, 12/01/35	06/16 @ 100	5,132,500
AA-	2,000		Madison Cnty. Indl. Dev. Agcy., Civic Fac. RB, Colgate Univ. Proj., Ser. B, 5.00%, 7/01/33	07/13 @ 100	2,046,820
			Met. Transp. Auth. RB,
AA-	12,000		Ded. Tax Fund, Ser. A, 5.00%, 11/15/30	11/12 @ 100	12,258,480
A	12,000		Ded. Tax Fund, Ser. A, 5.125%, 11/15/31	11/12 @ 100	12,326,400
			Mtg. Agcy. RB,
Aa1	5,950		Ser. 101, 5.40%, 4/01/32	10/11 @ 100	6,078,342
Aaa	15,500		Ser. A, 5.30%, 10/01/31	04/11 @ 100	15,799,770
			New York City GO,
AAA	3,290	[4]	Ser. C, 5.375%, 3/15/12	N/A	3,553,167
AA-	2,710		Ser. C, 5.375%, 3/15/28	03/12 @ 100	2,856,638
AA-	7,000		Ser. D, 5.375%, 6/01/32	06/12 @ 100	7,339,710
			New York City Indl. Dev. Agcy. RB,
B	3,200		American Airlines, JFK Intl. Arpt. Proj., 7.625%, 8/01/25	08/16 @ 101	3,685,280
B	4,000		American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	4,601,240
BBB-	2,000		Liberty Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	1,970,740
A	750		Marymount Sch. Proj., 5.125%, 9/01/21, ACA	09/11 @ 102	763,103
A	2,000		Marymount Sch. Proj., 5.25%, 9/01/31, ACA	09/11 @ 102	2,042,560
AAA	1,550		Royal Charter Presbyterian Proj., 5.25%, 12/15/32, FSA	12/11 @ 102	1,635,033
BBB-	14,850		Spec. Arpt. Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28	07/11 @ 100	15,168,235
			New York City Mun. Wtr. Fin. Auth. RB,
AAA	4,000		Ser. A, 5.00%, 6/15/32, FGIC	06/11 @ 100	4,105,680
AA+	6,500		Ser. C, 5.00%, 6/15/32	06/11 @ 100	6,628,895
AA+	1,500		Ser. D, 5.00%, 6/15/38	06/16 @ 100	1,541,085
AA+	5,000		Ser. D, 5.00%, 6/15/39	06/15 @ 100	5,122,050
			New York City Transl. Fin. Auth. RB,
AAA	1,140	[4]	5.00%, 5/01/09	N/A	1,188,883
AAA	2,520		5.00%, 5/01/29	05/09 @ 101	2,584,159
BBB	6,700		New York Cntys. Tobacco Trust III RB, 6.00%, 6/01/43	06/13 @ 100	7,015,436
			Port Auth. of NY & NJ,
AA-	5,000		RB, Cons., Ser. 132, 5.00%, 9/01/38	09/13 @ 101	5,128,200
Caa2	9,250		RB, Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	09/06 @ 100	9,431,577
AAA	13,000		SO, JFK Intl. Air Terminal, 5.75%, 12/01/22, MBIA	12/07 @ 102	13,533,780
BBB	2,500		Rensselaer Tobacco Asset Sec. Corp., Tobacco Settlement RB, Ser. A, 5.75%, 6/01/43	06/12 @ 100	2,558,725

1

BlackRock New York Municipal Income Trust (BNY) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—(cont’d)
BBB	$ 5,000		Rockland Tobacco Asset Sec. Corp., Tobacco Settlement RB, 5.75%, 8/15/43	08/12 @ 100	$ 5,121,500
			Suffolk Cnty. Indl. Dev. Agcy. RB,
BBB-	1,175		Jeffersons Ferry Proj., 5.00%, 11/01/28	11/16 @ 100	1,179,559
A	7,000		Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	7,185,150
			TSASC, Inc., Tobacco Settlement RB,
AAA	5,000	[4]	Ser. 1, 5.75%, 7/15/12	N/A	5,506,350
AAA	8,000	[4]	Ser. 1, 6.375%, 7/15/09	N/A	8,655,120
AA	2,500		Westchester Cnty. Ind. Dev. Agcy. RB, Winward Sch. Civic Fac. Proj., 5.25%, 10/01/31, RAA	10/11 @ 100	2,578,375
AAA	2,000	[4]	Westchester Tobacco Asset Sec. Corp., Tobacco Settlement RB, 6.75%, 7/15/10	N/A	2,234,040

					249,135,345

			Puerto Rico—16.3%
BBB	4,060		Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	4,174,492
			Pub. Bldgs. Auth. RB,
BBB	4,400	[4]	Gov’t. Facs., Ser. D, 5.25%, 7/01/12	N/A	4,715,524
BBB	1,600		Gov’t. Facs., Ser. D, 5.25%, 7/01/36	07/12 @ 100	1,641,568
			Pub. Fin. Corp. RB,
Aaa	7,475	[4]	Ser. E, 5.50%, 2/01/12	N/A	8,088,249
Aaa	7,000	[4]	Ser. E, 5.70%, 2/01/10	N/A	7,438,480
Aaa	5,750	[4]	Ser. E, 5.75%, 2/01/07	N/A	5,808,592

					31,866,905

			Total Investments—154.6% (cost $290,817,7665)		$302,646,945
			Other assets in excess of liabilities—1.5%		2,844,275
			Preferred shares at redemption value, including dividends payable—(56.1)%		(109,782,103)

			Net Assets—100%		$195,709,117

[1]	Using the highest of Standard & Poor’s, Moody’s Investment Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2006, the Trust held 11.1% of its net assets, with a current market value of $21,644,695, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Cost for Federal income tax purposes is $290,815,896. The net unrealized appreciation on a tax basis is $11,831,049, consisting of $12,134,197 gross unrealized appreciation and $303,148 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	RAA	—	Radian Asset Assurance
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FSA	—	Financial Security	SO	—	Special Obligation
GO	—	General Obligation

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock New York Municipal Income Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006